Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common stock	Additional Paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2020	$ 11,271	$ 6,358,115	$ (226,311)	$ (328,030)	$ 5,815,045
Balance (in Shares) at Dec. 31, 2020	225,428
Issuance of common stock for restricted share award	$ 3,040	26,005,328			26,008,368
Issuance of common stock for restricted share award (in Shares)	60,798
Stock option exercised	$ 61	180,424			180,485
Stock option exercised (in Shares)	1,221
Share based compensation		3,718			3,718
Net loss from continuing operations			(13,478,704)		(13,478,704)
Net loss from discontinued operations			(16,594,807)		(16,594,807)
Deconsolidation of subsidiary			855,637		855,637
Foreign currency translation adjustment				(13,059)	(13,059)
Balance at Dec. 31, 2021	$ 14,372	32,547,585	(29,444,185)	(341,089)	2,776,683
Balance (in Shares) at Dec. 31, 2021	287,447
Private placement	$ 20,620	59,979,387			60,000,007
Private placement (in Shares)	412,391
Net loss from continuing operations			(9,641,098)		(9,641,098)
Net loss from discontinued operations			(712,414)		(712,414)
Foreign currency translation adjustment				(16,397)	(16,397)
Balance at Dec. 31, 2022	$ 34,992	92,526,972	(39,797,696)	(357,486)	$ 52,406,782
Balance (in Shares) at Dec. 31, 2022	699,838				699,838	[1]
Private placement	$ 3,499	6,435,008			$ 6,438,507
Private placement (in Shares)	699,838
Warrant issuance		(3,235,357)			(3,235,357)
Net profit from continuing operations			(1,704,994)		(1,704,994)
Net loss from continuing operations					(1,704,994)
Net loss from discontinued operations			6,541,214	367,344	6,908,558
Foreign currency translation adjustment				(9,858)	(9,858)
Balance at Dec. 31, 2023	$ 38,491	$ 95,726,623	$ (34,961,476)		$ 60,803,638
Balance (in Shares) at Dec. 31, 2023	1,399,676				1,399,675	[1]

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on March 19, 2024 onwards.